Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Super Group (SGHC) Limited
Entity Central Index Key	0001878057
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	490,197,467
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	false
Entity File Number	001-41253
Entity Incorporation, State or Country Code	Y7
Entity Address, Address Line One	Bordeaux Court, Les Echelons
Entity Address, City or Town	St. Peter Port
Entity Address, Postal Zip Code	GY1 1AR
Entity Address, Country	GG
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	BDO LLP
Auditor Firm ID	1295
Auditor Location	London, United Kingdom
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	850 Library Avenue #204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
Entity Address, State or Province	DE
Contact Personnel Name	Donald J. Puglisi
City Area Code	302
Local Phone Number	738-6680
Ordinary shares [member]
Document Information [Line Items]
Trading Symbol	SGHC
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Trading Symbol	SGHC WS
Title of 12(b) Security	Warrants
Security Exchange Name	NYSE